Contingencies, Committments and Guarantees	12 Months Ended
Dec. 31, 2017
Contingencies, Committments and Guarantees
32	CONTINGENCIES, COMMITMENTS AND GUARANTEES

In the opinion of management and its legal advisors, the provisions recorded mainly for labor and tax claims are sufficient to cover the results of these probable contingencies. (Note 23).

a)	Tax contingencies

•	For fiscal 2016 an appeal is in progress with the Peruvian Tax Court and another administrative action with the Judiciary involving the results of tax audits of VAT (IGV) and Income Tax returns performed by the Peruvian tax authorities for fiscal years 1999 to 2002. The maximum exposure amount is S/5.2 million.

•	With respect to our subsidiary GyM S.A., as a result of the tax audits of fiscal 1999, 2001 and 2010, SUNAT issued tax determination and tax penalties resolutions amounting to approximately S/19.1 million.

•	In fiscal year 2017, the tax litigation process related to 2001 was resolved, where the Tax Court orders SUNAT to recalculate the observations, determining an amount lower than initially claimed. Our subsidiary has decided to accept the conclusions of this resolution and submit fractionation requests for the payment of the debt in reference amounting to S/14.1 million.

•	Likewise, at the end of fiscal year 2017, the contentious-administrative process related to the 1999 fiscal year was resolved, where the Judicial Branch rejected our arguments and confirmed what was stated by SUNAT. Regarding this process, there was already a contingency provision of S/5 million.

•	An administrative tax process related to the 2010 fiscal year is still underway; however, its resolution will not imply economic damage since it corresponds to a greater refund of the balance in favor in 2011, already audited by the Tax Administration

•	Consortiums in which subsidiary GyM S.A takes part, brought claims with SUNAT against the results of the tax inspection, which had a maximum exposure at December 31, 2017 of S/3 million (S/2.8 million at December 31, 2016 and S/0.8 million at December 31, 2015).

•	In 2017, Viva GyM challenged the results of the audit process corresponding to the year 2009, which resulted in a maximum exposure amount of S/1.5 million as of December 31, 2017 including fines and penalties. In April 2018, the tax administration declared the claim as unsubstantiated. The company filed a challenge recourse on the Tax Court.

Management expects the outcome of the other court actions will be favorable to the Company considering their nature and characteristics as well as the opinion of its legal advisor.

b)	Other contingencies

i)	Civil-court lawsuits mainly related to indemnities for damages, contract termination and workplace accidents amounting to S/90.38 million (S/90.25 million attributable to Viva GyM, S/0.09 million attributable to GyM, and; S/0.12 million attributable to Concar;).

ii)	Contentious administrative lawsuits for S/10.26 million, of which, S/9.7 million is related to Consorcio Terminales, and S/.0.56 million corresponds to GMP S.A.

iii)	Administrative lawsuits for S/3.82 million, S/1.44 million is related to 12 administrative processes of GMP S.A., Consorcio Terminales and Terminales del Peru; S/2.13 million involving GyM Ferrovías resulting from an action brought by OSITRAN, the Municipalities of Villa María del Triunfo and San Juan de Miraflores comprising the property tax; S/0.20 million against Consorcio Toromocho.

iv)	Labor lawsuits for a total S/6.13 million (S/2.93 million comprising actions brought against GyM; S/1.66 million against Consortiums from GyM; S/.0.65 million against GMI; S/0.32 million against Vial y Vives-DSD; S/0.26 million against STRACON GyM; S/0.25 million against Morelco; and, S/0.06 million against GMD S.A).

v)

Two securities class actions have been filed against the Company, an executive and a former executive officer in the Eastern District of New York during the first quarter of 2017. Both complaints allege false and misleading statements during the class period. In particular, they allege that the Company failed to disclose, among other things, that a) the company knew that its partner Odebrecht was engaged in illegal activities, and b) the Company profited from such activities in violation of its own corporate governance standards. All parties have agreed to unify the two lawsuits and appoint a single lead plaintiff, with one single council to control the class action. On March 6, 2018, the court appointed Treasure Finance Holding Corp. as the plaintiffs’ representative. The company must submit an exception at the latest on July 30, 2018, in which the Court will be required to dismiss the case because even assuming that the facts alleged in it were true, the plaintiffs would not have the right to sue, based on: (a) the omission to record the alleged illicit payments would not have a significant impact on the company’s financial statements even if they existed; (b) the evidence offered by the plaintiffs should be dismissed by the Court; and (c) the plaintiffs have not alleged that the defendants acted with intent to deceive and to benefit. The request will be reviewed at a hearing in October 2018 and the procedural incident is expected to be resolved by the end of the first quarter of 2019. After this, the Court could dismiss the claim or admit it. Management considers that the claim will probably be dismissed by the corresponding courts due to the deficiency in the filing of the claim and believes that the risk of significant losses for the Company is not probable at this date.

Management expects the outcome of the other court actions will be favorable to the Company considering their nature and characteristics as well as the opinion of its legal advisor.

c)	Performance Bonds and Guarantees

At December 31, 2017, the Group holds current performance bonds and guarantees with a number of financial institutions to secure transactions for US$959.70 million and US$202.2 million, respectively (US$1,258.5 million and US$330.5 million, respectively, as of December 31, 2016).